Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right of use assets	$ 405,446	$ 416,383
Current portion of operating lease liabilities	69,322	76,778
Non-current portion of operating lease liabilities	344,585	386,644
Total operating lease liabilities	$ 413,907	$ 463,422
Weighted average remaining lease term (years)	4 years 8 months 12 days	4 years 11 months 1 day
Weighted average discount rate	3.71%	2.91%